Financial instruments - Fair value - Level 2 instruments, carrying values of financial instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Carrying value	$ 4,050,608	$ 3,727,171
Long-term debt excluding deferred financing fees | Level 2
Disclosure of fair value measurement of liabilities [line items]
Carrying value	2,774,163	2,437,286
Fair value	$ 2,775,744	$ 2,348,705